Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for policies issued by Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectuses unless otherwise defined herein. “We,” “us” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the applicable prospectus, as supplemented.

On October 30, 2015, the Subadviser of the Small-Cap Value Portfolio is changed to the following:

PACIFIC SELECT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

On October 1, 2015, the Adviser of the following portfolios was changed to the following:

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.

Form No. 15-43177-00